Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Impairment (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	£ 100	£ (359)	£ 662
Other assets
Impairment (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	(8)	(8)	(2)
Loan commitments and financial guarantees
Impairment (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	(43)	(1)	1
Financial assets held at amortised cost
Impairment (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	153	(351)	666
Financial assets held at amortised cost | Loans and advances to banks
Impairment (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	(5)	(4)	(3)
Financial assets held at amortised cost | Loans and advances to customers
Impairment (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	161	(346)	667
Financial assets held at amortised cost | Debt securities
Impairment (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	(3)	(1)	2
Financial assets at fair value through other comprehensive income
Impairment (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	£ (2)	£ 1	£ (3)